CAPITAL STOCK AND REVERSE STOCK SPLIT (Details Narrative) - USD ($)								3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 30, 2021	Aug. 24, 2021	Aug. 23, 2021	Aug. 05, 2021	Jun. 10, 2021	Feb. 19, 2021	Oct. 14, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 21, 2021	Apr. 20, 2021	Dec. 15, 2020	Dec. 11, 2020	Nov. 25, 2020	Nov. 18, 2020	Aug. 17, 2020	Apr. 15, 2020	Mar. 05, 2020
Class of Stock [Line Items]
Common stock, shares authorized						1,800,000,000		1,000,000,000		1,000,000,000		1,000,000,000	1,000,000,000	3,800,000,000	1,800,000,000	1,800,000,000				1,500,000,000	750,000,000	250,000,000
[custom:CommonStockAuthorizedReduction-0]					1,000,000,000
Reverse stock split					common stock in a ratio of 1-for-2,000. The preferred stock of the Company was not changed. The 1-for-2,000 Reverse Stock split was processed by FINRA and became effective at the start of trading on July 1, 2021. As a result of the Reverse Stock Split, every 2,000 shares of the Company’s issued and outstanding common stock, par value $0.001 per share, were converted into one (1) share of common stock, par value $0.001 per share. No fractional shares will be issued in connection with the Reverse Stock Split. Stockholders who otherwise would be entitled to receive fractional shares because they hold a number of pre-Reverse Stock Split shares of the Company’s common stock not evenly divisible by 2,000 will have the number of post-Reverse Stock Split shares of the Company’s common stock to which they are entitled rounded up to the nearest whole number of shares of the Company’s common stock.	not less than 1-for-10 and not more than 1-for-2,000	1-for-750
Stock Issued During Period, Value, New Issues										$ 846,801			$ 500,000
Common stock, par value								$ 0.001		$ 0.001		$ 0.001	$ 0.001
Shares, Issued								829,518		829,518		522,006
Debt Issuance Costs, Gross								$ 10,000		$ 10,000
Debt Instrument, Unamortized Discount (Premium), Net								$ 143,199		$ 143,199
Common stock issued for cashless warrant								8,923		8,923
Stock Issued During Period, Shares, Reverse Stock Splits										6,624
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted										213,164		50,165	275
[custom:ShareBasedCompensationArrangementsByShareBasedPaymentAwardNonOptionsGrantsInPeriodWeightedAverageExercisePrice]										$ 7.29		$ 28.40	$ 3.73
Debt Instrument, Face Amount								$ 832,000		$ 832,000									$ 100,000
Preferred stock, par value							$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized								337,500		337,500		337,500	337,500
Common stock, shares authorized												1,800,000,000
Common stock, shares issued								829,518		829,518		522,006	4,851
Common stock, shares outstanding													4,851
Number of warrants to acquire common stock, shares																			309
Warrants cancelled												165,125
Warrants weighted average exercise price								$ 9.84		$ 9.84		$ 20.00
Chief Executive Officer [Member]
Class of Stock [Line Items]
Debt Instrument, Face Amount												$ 81,000
Holders [Member]
Class of Stock [Line Items]
Warrants outstanding												165,125
Loss on settlement in exchange of warrants												$ 100,000
Warrant One [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted										55,467
[custom:ShareBasedCompensationArrangementsByShareBasedPaymentAwardNonOptionsGrantsInPeriodWeightedAverageExercisePrice]										$ 15.00
Warrant Two [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted										55,467
[custom:ShareBasedCompensationArrangementsByShareBasedPaymentAwardNonOptionsGrantsInPeriodWeightedAverageExercisePrice]										$ 15.00
Warrant Three [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted										125,334
[custom:ShareBasedCompensationArrangementsByShareBasedPaymentAwardNonOptionsGrantsInPeriodWeightedAverageExercisePrice]										$ 4.50
Debt Instrument, Face Amount								$ 282,000		$ 282,000
Warrant Four [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted										22,333
[custom:ShareBasedCompensationArrangementsByShareBasedPaymentAwardNonOptionsGrantsInPeriodWeightedAverageExercisePrice]										$ 4.50
Debt Instrument, Face Amount								$ 282,000		$ 282,000
Commercial Paper [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued										11,298
Common Stock [Member]
Class of Stock [Line Items]
Shares issued during the period, New issues										83,336		5,968	279
Stock Issued During Period, Value, New Issues										$ 83			$ 1
Common stock issued for conversion of debt								14,112	211,284	115,860	278,294	406,475
Conversion of Stock, Shares Converted	9,802	12,535	10,446
Shares issued for service												14,357
Common stock issued for cashless warrant												19,006
Stock Issued During Period, Shares, Reverse Stock Splits								5,955		6,624			877
Common stock voting rights												All shares have equal voting rights, are non-assessable, and have one vote per share.
Stock issued for settlement of stock payable for acquistion												60,813
Shares issued for the settlement of stock subscription, shares												750
Share-based compensation, shares								625		9,793	6,218	20,575
Stock issued for asset purchase												9,575
Common Stock [Member] | Convertible Debt [Member]
Class of Stock [Line Items]
Common stock issued for conversion of debt												406,475
Common Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Shares issued during the period, New issues												3,000
Common Stock [Member] | Chief Financial Officer [Member]
Class of Stock [Line Items]
Share-based compensation, shares												250
Warrant [Member]
Class of Stock [Line Items]
Number of warrants to acquire common stock, shares												165
Warrants term												5 years
Warrants exercise price												$ 1,000
Warrants cancelled												125
Increase in warrants												183,353
Warrants exercisable												184,455
Warrants weighted average exercise price												$ 10.2
Shares Issued for Conversion of Debt [Member]
Class of Stock [Line Items]
Common stock issued for conversion of debt										115,860
Shares Issuance for Cash [Member]
Class of Stock [Line Items]
Shares issued during the period, New issues										83,336
Shares Issuance for Cash [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues										$ 1,000,000
Common Stock Purchase Agreement [Member] | Triton Funds L P [Member]
Class of Stock [Line Items]
Common stock issued for cashless warrant																	10,000
Number of warrants to acquire common stock, shares																	50,000
Warrants exercise price																	$ 20
Warrants to purchase common stock																	$ 1,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding								150,000		150,000		150,000	1,334
Debt converted of common stock, shares												1,000
Preferred Stock, Voting Rights												entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock.
Preferred stock, par value								$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized								150,000		150,000		150,000	150,000
Preferred stock, shares issued								150,000		150,000		150,000	1,334
Preferred stock voting rights												entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock.
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Shares issued during the period, New issues												148,666
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding								28,175		28,175		5,300	0
Preferred stock, stated value												$ 10.00
Preferred stock, dividend rate										9.00%		9.00%
Shares issued during the period, New issues										41,775
Common stock issued for conversion of debt										6,560
Debt Instrument, Increase, Accrued Interest										$ 65,600
Conversion of Stock, Shares Converted	2,300	3,000	2,500							25,200
Preferred stock, par value																		$ 0.001
Preferred stock, shares authorized												80,000						80,000
Preferred stock, shares issued												5,300	0
Preferred stock, description												Each share of Series B (i) has a stated value of Ten Dollars ($10.00) per share; (ii) are convertible into common stock at a price per share equal to sixty one percent (61%) of the lowest price for the Company’s common stock during the twenty (20) day of trading preceding the date of the conversion; (iii) earn dividends at the rate of nine percent (9%) per annum; and, (iv) generally have no voting rights.
Series B Preferred Stock [Member] | Geneva Roth Remark Holdings, Inc [Member]
Class of Stock [Line Items]
Shares issued during the period, New issues				5,375								5,300
Stock Issued During Period, Value, New Issues				$ 53,750
Series B Preferred Stock [Member] | Issuance of Shares [Member]
Class of Stock [Line Items]
Shares issued during the period, New issues										41,375
Stock Issued During Period, Value, New Issues										$ 390,000
Debt Issuance Costs, Net								$ 24,750		$ 24,750
Common Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued										71,678
Shares issued for service										9,793
Minimum [Member]
Class of Stock [Line Items]
[custom:CommonStockAuthorizedReduction-0]						10,000,000
Maximum [Member]
Class of Stock [Line Items]
[custom:CommonStockAuthorizedReduction-0]						1,000,000,000